COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES [Text Block]

8.      COMMITMENTS AND CONTINGENCIES

(a)

The Company entered into a license agreement with Advanced NeuroRehabilitation, LLC (“ANR”) for an exclusive right on ANR’s patent pending technology, claims and knowhow. In addition to the issuance of 16,035,026 shares, the Company agreed to pay a 4% royalty on net revenue on the sales of devices covered by the patent-pending technology and services related to the therapy or use of devices covered by the patent- pending technology.

(b)

On March 7, 2014, the Company entered into a commercial development-to-supply program with Ximedica where Ximedica will design, develop and produce PoNS™ product solution suitable for clinical trial and commercial sale. Under the program, the Company is responsible for ensuring the device is in compliance with relevant laws and regulations. The agreed budget for phase 1B of development is $499,000 ; phase 2 is $1,065,000 ; Phase 3 and 4 is $1,389,000 and 2 nd software development cycle is $586,000, of which $4,708,223 was expensed as research and development since inception to December 31, 2015. Invoices are to be issued monthly for work in progress. The Company can cancel the project at any time with a written notice at least 30 days prior to the intended date of cancellation. As of December 31, 2015, the Company recorded a prepaid expense of $300,000 to Ximedica which will be applied at the end of the project. During the period ended December 31, 2015, the Company incurred charges of $1,608,235 (December 31, 2014 - $2,226,283) pursuant to this agreement.

(c)

On January 5, 2015, Wicab Inc. (“Wicab”) filed a complaint against us, NHC, our director Mitchell Tyler, and our former director Yuri Danilov, and ANR in the U.S. District Court for the Western District of Wisconsin. The complaint contained various state and common law claims arising from Messrs. Danilov’s and Tyler’s prior employment with Wicab and our two issued patents for the PoNS™ device. The complaint alleged, among other things, that following their departure from Wicab, Messrs. Danilov and Tyler knowingly filed patent applications for and used ideas and inventions developed at Wicab in violation of various non-competition and confidentiality agreements, and that our two issued patents are therefore rightfully the property of Wicab. The complaint sought an unspecified amount of monetary damages, an injunction preventing us from using the ideas and inventions in the two patents, an order transferring ownership of the patents from us to Wicab, and recovery of costs and attorneys’ fees. The complaint was voluntarily dismissed without prejudice on January 14, 2015.

On October 12, 2015, the Company received a letter from Wicab alleging that the two issued patents were invalid in view of prior art cited in the letter, including scientific publications and patent applications, and that Paul Bach-y-Rita, Wicab’s founder, should have been named as an inventor on these two issued patents. Wicab indicated in the letter that it may file reexamination or inter partes review proceedings with the U.S. Patent Office to attempt to invalidate the claims in the two issued patents. Wicab also stated that it would consider an unspecified “business solution” to resolve this matter. On December 10, 2015, representatives of each of the Company and Wicab met to discuss the parameters of a potential settlement. There can be no guarantee that a settlement will be reached. In the event that a settlement with Wicab is not reached, Wicab may file reexamination or inter partes review proceedings with the U.S. Patent Office to challenge the validity of the two issued patents. If the Company receives an adverse decision from the U.S. Patent Office in connection with these proceedings, some or all of the claims in the two patents may be invalidated or otherwise impaired, which could prevent the Company from bringing an infringement suit against a future competitor for making use of the PoNS™ technology for neurorehabilitation, and could have a material adverse effect on the Company’s business, operating results and financial condition. Wicab may also take other actions against the Company, its assets, intellectual property rights, officers, directors, employees, agents or other persons or entities which may also have a material effect on the Company’s business, operating results and financial condition. The Company believes that the possibility of an economic outlay is remote.

(d)

On January 27, 2015 we received a demand letter containing allegations that we had entered into a consulting arrangement with the complainants and breached certain of its terms, and used certain intellectual property in the form of business and marketing plans allegedly prepared by the complainants, and seeking damages. On May 7, 2015, Mr. Rainier Maas and Dr. Jochen Scheld filed a complaint in the U.S. District Court for the Eastern District of Pennsylvania seeking monetary damages in excess of $225,000. On December 2, 2015 the Company entered into a settlement agreement with the plaintiffs for an amount of € 57,000 which was subsequently paid on January 12, 2016. The parties have since executed the settlement agreement for the aforementioned amount and the case has been dismissed without prejudice.

(e)

Under our Strategic Agreement with A&B if we fail to obtain FDA clearance for commercialization of or otherwise fail to ensure that the PoNS™ device is available for purchase by the U.S. Government by December 31, 2017, we are subject to a US$2,000,000 contract penalty payable to A&B.

8.	COMMITMENTS AND CONTINGENCIES

(a)

The Company entered into a license agreement with ANR for an exclusive right on ANR’s patent pending technology, claims and knowhow. In addition to the issuance of 16,035,026 shares (Note 5), the Company agreed to pay a 4% royalty on net revenue on the sales of devices covered by the patent-pending technology and services related to the therapy or use of devices covered by the patent-pending technology.

(b)

On March 7, 2014, the Company entered into a commercial development-to-supply program with Ximedica where Ximedica will design, develop and produce PoNS product solution suitable for clinical trial and commercial sale. Under the program, the Company is responsible for ensuring the device is in compliance with relevant laws and regulations. The agreed budget for phase 1B of development is $499,000 ; phase 2 is $1,065,000 ; Phase 3 and 4 is $1,389,000 and 2 nd software development cycle is $586,000, of which $3,099,998 was expensed as research and development since inception to March 31, 2015. The estimated duration of the project is 10 months. Invoices are to be issued monthly for work in progress. The Company can cancel the project at anytime with a written notice at least 30 days prior to the intended date of cancellation. As of March 31, 2015, the Company recorded a prepaid expense of $300,000 to Ximedica which will be applied at the end of the project. During the year ended March 31, 2015, the Company incurred charges of $2,928,217 (March 31, 2014 - $171,781) pursuant to this agreement.

(c)

On January 5, 2015, Wicab filed a complaint against us, two of our directors, Yuri Danilov and Mitch Tyler, and ANR in the U.S. District Court for the Western District of Wisconsin. The complaint contained various state and common law claims arising from Danilov’s and Tyler’s prior employment with Wicab and our two issued patents for the PoNS™ device. The complaint alleged, among other things, that following their departure from Wicab, Danilov and Tyler knowingly filed patent applications for and used ideas and inventions developed at Wicab in violation of various non-competition and confidentiality agreements, and that our two issued patents are therefore rightfully the property of Wicab. The complaint sought an unspecified amount of monetary damages, an injunction preventing us from using the ideas and inventions in the two patents, an order transferring ownership of the patents from us to Wicab, and recovery of costs and attorneys’ fees. The complaint was voluntarily dismissed without prejudice on January 14, 2015.

(d)

On January 27, 2015 we received a demand letter containing allegations that we had entered into a consulting arrangement with the complainants and breached certain of its terms, and used certain intellectual property in the form of business and marketing plans allegedly prepared by the complainants, and seeking damages. On May 7, 2015, Mr. Rainier Maas and Dr. Jochen Scheld filed a complaint in the U.S. District Court for the Eastern District of Pennsylvania seeking monetary damages, and at this point management is unable to determine the outcome of this matter.